Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Taxes (Textual)
Income tax rate	25.00%
Net operating losses carried forward to offset operating income	5 years
Operating loss	$ 1,209,281
Non-current deferred tax assets	$ 302,320	$ 8,823